Income Taxes - Schedule of Deferred Tax related to Accumulated Other Comprehensive Income (AOCI) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Unrealized loss on derivative financial instruments	$ 641	$ 847
Remeasurements of the net defined benefit liability	(402)	(306)
Total deferred tax loss (income) related to AOCI	$ 239	$ 541